Laudus Trust
Schwab Select Large Cap Growth Fund

Portfolio Holdings as of June 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 97.9% OF NET ASSETS

Automobiles & Components 2.0%
Tesla, Inc. *	229,932	45,498,944

Capital Goods 4.1%
Acuity Brands, Inc.	26,993	6,517,190
Advanced Drainage Systems, Inc.	49,281	7,904,180
Donaldson Co., Inc.	44,625	3,193,365
Eaton Corp. PLC	49,952	15,662,450
Fortive Corp.	94,775	7,022,828
Johnson Controls International PLC	36,943	2,455,601
Nordson Corp.	24,433	5,666,990
Quanta Services, Inc.	21,825	5,545,514
Trane Technologies PLC	31,252	10,279,720
TransDigm Group, Inc.	9,829	12,557,629
Vertiv Holdings Co.	58,518	5,065,903
Westinghouse Air Brake Technologies Corp.	38,128	6,026,130
WW Grainger, Inc.	5,939	5,358,403
Yaskawa Electric Corp.	31,002	1,117,901
		94,373,804

Commercial & Professional Services 0.4%
Cintas Corp.	4,053	2,838,154
Copart, Inc. *	109,861	5,950,072
		8,788,226

Consumer Discretionary Distribution & Retail 7.5%
Amazon.com, Inc. *	802,396	155,063,027
AutoZone, Inc. *	2,251	6,672,189
MercadoLibre, Inc. *	5,210	8,562,114
Pool Corp.	5,037	1,548,021
		171,845,351

Consumer Durables & Apparel 1.2%
DR Horton, Inc.	71,086	10,018,150
Lululemon Athletica, Inc. *	55,352	16,533,642
		26,551,792

Consumer Services 3.6%
Airbnb, Inc., Class A *	12,847	1,947,990
Booking Holdings, Inc.	1,980	7,843,770
Chipotle Mexican Grill, Inc. *	678,300	42,495,495
DoorDash, Inc., Class A *	57,110	6,212,426
Marriott International, Inc., Class A	26,723	6,460,820
Starbucks Corp.	38,220	2,975,427
Wingstop, Inc.	37,109	15,684,490
		83,620,418

Consumer Staples Distribution & Retail 1.3%
Costco Wholesale Corp.	34,643	29,446,204

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 0.9%
Cheniere Energy, Inc.	7,801	1,363,849
ConocoPhillips	35,329	4,040,931
EOG Resources, Inc.	73,329	9,229,921
Schlumberger NV	128,965	6,084,569
		20,719,270

Financial Services 5.5%
Blackstone, Inc.	36,427	4,509,663
Block, Inc. *	124,468	8,026,941
KKR & Co., Inc.	68,510	7,209,992
Mastercard, Inc., Class A	149,820	66,094,591
MSCI, Inc.	24,525	11,814,919
Tradeweb Markets, Inc., Class A	54,242	5,749,652
Visa, Inc., Class A	90,134	23,657,471
		127,063,229

Food, Beverage & Tobacco 0.7%
Celsius Holdings, Inc. *	116,731	6,664,173
Constellation Brands, Inc., Class A	34,776	8,947,169
Monster Beverage Corp. *	22,725	1,135,114
		16,746,456

Health Care Equipment & Services 4.4%
Dexcom, Inc. *	123,096	13,956,625
Edwards Lifesciences Corp. *	106,085	9,799,072
IDEXX Laboratories, Inc. *	8,847	4,310,258
Insulet Corp. *	17,628	3,557,330
Intuitive Surgical, Inc. *	89,902	39,992,905
McKesson Corp.	18,970	11,079,239
UnitedHealth Group, Inc.	38,913	19,816,834
		102,512,263

Materials 0.6%
Ecolab, Inc.	44,592	10,612,896
Freeport-McMoRan, Inc.	71,672	3,483,259
		14,096,155

Media & Entertainment 13.0%
Alphabet, Inc., Class A *	683,590	124,515,919
Meta Platforms, Inc., Class A	216,258	109,041,609
Netflix, Inc. *	82,097	55,405,623
Spotify Technology SA *	25,660	8,051,851
Trade Desk, Inc., Class A *	34,860	3,404,776
		300,419,778

Pharmaceuticals, Biotechnology & Life Sciences 6.6%
Alnylam Pharmaceuticals, Inc. *	26,470	6,432,210
Biogen, Inc. *	17,936	4,157,924
Eli Lilly & Co.	99,180	89,795,588
Genmab AS *	14,493	3,631,848
Gilead Sciences, Inc.	29,415	2,018,163
Regeneron Pharmaceuticals, Inc. *	39,654	41,677,544

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Thermo Fisher Scientific, Inc.	712	393,736
Waters Corp. *	12,278	3,562,093
		151,669,106

Semiconductors & Semiconductor Equipment 18.6%
Advanced Micro Devices, Inc. *	156,493	25,384,730
Analog Devices, Inc.	73,369	16,747,208
Applied Materials, Inc.	137,661	32,486,619
ASML Holding NV	16,294	16,606,288
ASML Holding NV NY Registry Shares	3,324	3,399,555
Broadcom, Inc.	21,333	34,250,772
Lam Research Corp.	11,352	12,088,177
Lattice Semiconductor Corp. *	118,525	6,873,265
NVIDIA Corp.	2,179,160	269,213,426
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	61,583	10,703,741
		427,753,781

Software & Services 16.9%
Adobe, Inc. *	1,732	962,195
Datadog, Inc., Class A *	91,010	11,803,087
DocuSign, Inc. *	140,340	7,508,190
Dynatrace, Inc. *	191,451	8,565,518
Fair Isaac Corp. *	16,879	25,127,092
Gartner, Inc. *	12,434	5,583,612
HubSpot, Inc. *	8,012	4,725,398
Intuit, Inc.	13,704	9,006,406
Microsoft Corp.	461,713	206,362,625
MongoDB, Inc. *	4,663	1,165,563
Okta, Inc. *	143,008	13,386,979
Oracle Corp.	121,891	17,211,009
Palo Alto Networks, Inc. *	14,721	4,990,566
Salesforce, Inc.	97,216	24,994,234
ServiceNow, Inc. *	12,692	9,984,416
Shopify, Inc., Class A *	86,109	5,687,499
Synopsys, Inc. *	29,359	17,470,367
Zscaler, Inc. *	81,255	15,616,398
		390,151,154

Technology Hardware & Equipment 9.9%
Amphenol Corp., Class A	128,950	8,687,361
Apple, Inc.	928,486	195,557,721
SECURITY	NUMBER OF SHARES	VALUE ($)
Arista Networks, Inc. *	32,165	11,273,189
Cognex Corp.	34,959	1,634,683
Jabil, Inc.	21,257	2,312,549
Keyence Corp.	17,550	7,681,248
		227,146,751

Transportation 0.7%
JB Hunt Transport Services, Inc.	18,803	3,008,480
Uber Technologies, Inc. *	193,869	14,090,399
		17,098,879
Total Common Stocks (Cost $1,153,176,112)		2,255,501,561

SHORT-TERM INVESTMENTS 2.1% OF NET ASSETS

Money Market Funds 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25% (a)	48,364,866	48,364,866
Total Short-Term Investments (Cost $48,364,866)		48,364,866
Total Investments in Securities (Cost $1,201,540,978)		2,303,866,427

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 09/20/24	59	10,958,660	12,710

SETTLEMENT DATE	COUNTERPARTY	CURRENCY TO BE RECEIVED	AMOUNT OF CURRENCY TO BE RECEIVED	CURRENCY TO BE DELIVERED	AMOUNT OF CURRENCY TO BE DELIVERED	UNREALIZED APPRECIATION ($)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
09/27/24	UBS AG	USD	3,104,097	JPY	488,563,162	27,315

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

ADR —	American Depositary Receipt

JPY —	Japanese Yen
USD —	U.S. Dollar

Schwab Select Large Cap Growth Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,354,558,119	$—	$—	$1,354,558,119
Capital Goods	93,255,903	1,117,901	—	94,373,804
Pharmaceuticals, Biotechnology & Life Sciences	148,037,258	3,631,848	—	151,669,106
Semiconductors & Semiconductor Equipment	411,147,493	16,606,288	—	427,753,781
Technology Hardware & Equipment	219,465,503	7,681,248	—	227,146,751
Short-Term Investments[1]	48,364,866	—	—	48,364,866
Futures Contracts[2]	12,710	—	—	12,710
Forward Foreign Currency Exchange Contracts[2]	—	27,315	—	27,315
Total	$2,274,841,852	$29,064,600	$—	$2,303,906,452

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the Net Asset Value (NAV) of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
● Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
● Mutual funds: Mutual funds are valued at their respective NAVs.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close

Schwab Select Large Cap Growth Fund
Notes to Portfolio Holdings (Unaudited) (continued)

hours before the valuation of the fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of June 30, 2024, are disclosed in the fund’s Portfolio Holdings.
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